ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2021
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1. ORGANIZATION AND DESCRIPTION OF BUSINESS
Quantum-Si Incorporated (“we”, “us”, “our”, the “Company” and “Quantum-Si”), formerly known as HighCape Capital Acquisition Corp. (“HighCape”), was incorporated as a Delaware corporation on June 10, 2020. The Company’s legal name became Quantum-Si Incorporated in connection with the closing of the Business Combination on June 10, 2021 (the “Closing”), as defined and described in Note 3 “Business Combination”. In connection with the Closing, Quantum-Si Incorporated, a Delaware corporation (“Legacy Quantum-Si”), merged with and into a wholly-owned subsidiary of HighCape, became a wholly-owned subsidiary of the Company, and changed its name to Q-SI Operations Inc. The prior period financial information represents the financial results and condition of Legacy Quantum-Si.
The Company is an innovative life sciences company with the mission of transforming single molecule analysis and democratizing its use by providing researchers and clinicians access to the proteome, the set of proteins expressed within a cell. The Company has developed a proprietary universal single molecule detection platform that the Company is first applying to proteomics to enable Next Generation Protein Sequencing (“NGPS”), the ability to sequence proteins in a massively parallel fashion (rather than sequentially, one at a time), and can be used for the study of nucleic acids. The Company’s platform is comprised of the Carbon™ automated sample preparation instrument, the Platinum™ NGPS instrument, the Quantum-Si Cloud™ software service, and reagent kits and chips for use with its instruments.
Although the Company has incurred recurring losses in each year since inception, the Company expects its cash and cash equivalents, and marketable securities will be able to fund its operations for at least the next twelve months.